Organization and Nature of Business - Additional information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended					1 Months Ended	0 Months Ended
	Sep. 30, 2013 Investment_Strategies Investment_Teams	Dec. 31, 2012 Investment_Strategies Investment_Teams	Dec. 31, 2011	Nov. 06, 2013 Subsequent Event	Sep. 30, 2013 Subsequent Event	Jul. 03, 2006 Medium-term Notes	Mar. 31, 2013 Class A Common Stock	Nov. 06, 2013 Class A Common Stock Subsequent Event
Class of Stock [Line Items]
Number of shares issued on IPO							12,712,279	5,520,000
APAM economic interest in Artisan Partners Holdings LP (as a percent)	24.00%			29.00%	24.00%
Number of autonomous investment teams	5	5
Number of investment strategies	13	12
Interest in Artisan Partners Limited Partnership by Artisan Partners Holdings		100.00%
Debt principal amount						$ 400,000
Percentage of Class B interests reclassified as Class B common units		13.06%	5.35%
Redeemable preferred units	$ 0	$ 357,194	$ 357,194